Subsequent events (Additional Information) (Details) - Credit facility [Member]	Feb. 26, 2025	May 09, 2024	Dec. 31, 2024
Disclosure of detailed information about financial instruments [table]
Latest maturity date	Jan. 02, 2029	Jan. 02, 2026
Interest rate, reduced basis point	1.00%
Secured overnight financing rate [member]
Disclosure of detailed information about financial instruments [table]
Interest rates	7.00%		8.00%